SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding		1,763,507	1,763,507
Weighted average exercise price, Outstanding
Weighted average remaining contractual life, Outstanding (In years)			1 year	2 years
Aggregate Intrinsic Value, Outstanding		$ 6,252,693	$ 4,795,157
Weighted average grant date fair value, Outstanding		$ 1.54	$ 1.54
Number of options, Outstanding		1,725,132
Weighted average exercise price, Outstanding
Weighted average grant date fair value, Granted		$ 3.55
Number of options, Outstanding		(3,488,639)
Weighted average exercise price, Outstanding
Weighted average grant date fair value, Exercised		$ 2.53
Number of options, Outstanding
Weighted average exercise price, Outstanding
Number of options, Outstanding			1,763,507	1,763,507
Weighted average exercise price, Outstanding
Aggregate Intrinsic Value, Outstanding			$ 6,252,693	$ 4,795,157
Weighted average grant date fair value, Outstanding			$ 1.54	$ 1.54
Number of options, Outstanding
Weighted average exercise price, Outstanding
Aggregate intrinsic value, Exercisable
Weighted average grant date fair value, Exercisable